Net Sales and Long Lived Assets by Regions (Detail) - USD ($) $ in Thousands		3 Months Ended										12 Months Ended
		May. 31, 2015	Feb. 28, 2015	[1]	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	[1]	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2015		May. 31, 2014		May. 31, 2013
Segment Reporting Information [Line Items]
Net Sales		$ 1,373,159	$ 946,367		$ 1,071,128	$ 1,203,896	$ 1,276,782	$ 863,410		$ 1,071,487	$ 1,164,674	$ 4,594,550	[2]	$ 4,376,353	[2]	$ 4,078,655	[2]
Long-Lived Assets	[3]	2,588,709					2,308,127					2,588,709		2,308,127		2,229,254
UNITED STATES
Segment Reporting Information [Line Items]
Net Sales	[2]											2,856,723		2,581,208		2,404,835
Long-Lived Assets	[3]	1,704,468					1,374,340					1,704,468		1,374,340		1,311,640
Foreign
Segment Reporting Information [Line Items]
Net Sales	[2]											1,737,827		1,795,145		1,673,820
Long-Lived Assets	[3]	884,241					933,787					884,241		933,787		917,614
Foreign | CANADA
Segment Reporting Information [Line Items]
Net Sales	[2]											337,869		342,312		350,579
Long-Lived Assets	[3]	114,717					125,401					114,717		125,401		126,172
Foreign | Europe
Segment Reporting Information [Line Items]
Net Sales	[2]											941,820		1,031,686		908,139
Long-Lived Assets	[3]	293,685					340,146					293,685		340,146		340,592
Foreign | Other Foreign Country
Segment Reporting Information [Line Items]
Net Sales	[2]											458,138		421,147		415,102
Long-Lived Assets	[3]	202,721					208,411					202,721		208,411		213,726
Foreign | UNITED KINGDOM
Segment Reporting Information [Line Items]
Long-Lived Assets	[3]	$ 273,118					$ 259,829					$ 273,118		$ 259,829		$ 237,124

[1]	Reflects adjustments for approximately $106.2 million to the Provision for Income Taxes related to the recognition of an ASC 740-30 tax liability for the potential repatriation of foreign earnings and related impact on Net Income Attributable to Noncontrolling Interests.
[2]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[3]	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.